245 Summer Street

Fidelity® Investments

Boston, MA 02210

July 30, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Aberdeen Street Trust (the trust): File Nos. 033-43529 and 811-06440

Fidelity Flex Freedom Blend 2005 Fund
Fidelity Flex Freedom Blend 2010 Fund
Fidelity Flex Freedom Blend 2015 Fund
Fidelity Flex Freedom Blend 2020 Fund
Fidelity Flex Freedom Blend 2025 Fund
Fidelity Flex Freedom Blend 2030 Fund
Fidelity Flex Freedom Blend 2035 Fund
Fidelity Flex Freedom Blend 2040 Fund
Fidelity Flex Freedom Blend 2045 Fund
Fidelity Flex Freedom Blend 2050 Fund
Fidelity Flex Freedom Blend 2055 Fund
Fidelity Flex Freedom Blend 2060 Fund
Fidelity Flex Freedom Blend 2065 Fund
Fidelity Flex Freedom Blend Income Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust